FAIR VALUE MEASUREMENTS (Details) - Level 1 - Money Market Funds - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Fair Value Measurements
Available-for-sale securities	$ 2.5	$ 7.1
Unrealized gains (losses)	$ 0.0	$ 0.0